OPERATING SEGMENT (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 IDR (Rp) segment	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Segment results
Number of reportable segments | segment	4	4
Number of operating segments aggregated to form reportable segments | segment	0	0
External revenues		Rp 135,557	Rp 130,788	Rp 128,256
Total revenues	$ 9,765	135,557	130,788	128,256
Segment expenses		(91,563)	(92,255)	(84,354)
OPERATING PROFIT	$ 3,169	43,994	38,533	43,902
Capital expenditures		(36,485)	(33,620)	(33,154)
Depreciation and amortization		(27,204)	(21,442)	(20,477)
Provision recognised in current period		(1,712)	(2,079)	(1,494)
Operating Segments
Segment results
External revenues		135,110	130,497	127,873
Inter-segment revenue		38,337	41,729	36,081
Total revenues		173,447	172,226	163,954
Segment expenses		(132,193)	(130,520)	(120,430)
OPERATING PROFIT		41,254	41,706	43,524
Capital expenditures		(36,086)	(32,995)	(32,446)
Depreciation and amortization		(23,287)	(21,450)	(20,939)
Provision recognised in current period		(2,293)	(1,716)	(1,473)
Adjustments and Eliminations
Segment results
External revenues		447	291	383
Inter-segment revenue		(38,337)	(41,729)	(36,081)
Total revenues		(37,890)	(41,438)	(35,698)
Segment expenses		40,630	38,265	36,076
OPERATING PROFIT		2,740	(3,173)	378
Capital expenditures		(399)	(625)	(708)
Depreciation and amortization		(3,917)	8	462
Provision recognised in current period		581	(363)	(21)
Mobile | Operating Segments
Segment results
External revenues		87,897	85,338	90,073
Inter-segment revenue		3,163	3,880	3,086
Total revenues		91,060	89,218	93,159
Segment expenses		(56,864)	(55,449)	(53,834)
OPERATING PROFIT		34,196	33,769	39,325
Capital expenditures		(11,963)	(14,373)	(15,134)
Depreciation and amortization		(13,829)	(13,095)	(13,560)
Provision recognised in current period		(521)	(438)	(291)
Consumer | Operating Segments
Segment results
External revenues		17,706	13,891	11,105
Inter-segment revenue		786	2,290	287
Total revenues		18,492	16,181	11,392
Segment expenses		(15,904)	(15,531)	(11,923)
OPERATING PROFIT		2,588	650	(531)
Capital expenditures		(10,581)	(6,958)	(6,544)
Depreciation and amortization		(3,438)	(3,060)	(2,839)
Provision recognised in current period		(665)	(438)	(385)
Enterprise | Operating Segments
Segment results
External revenues		18,701	21,054	19,130
Inter-segment revenue		16,834	17,995	16,801
Total revenues		35,535	39,049	35,931
Segment expenses		(36,768)	(37,833)	(35,680)
OPERATING PROFIT		(1,233)	1,216	251
Capital expenditures		(5,614)	(5,325)	(3,637)
Depreciation and amortization		(2,737)	(2,128)	(2,136)
Provision recognised in current period		(973)	(764)	(668)
WIB | Operating Segments
Segment results
External revenues		10,609	10,084	7,439
Inter-segment revenue		16,265	16,678	15,305
Total revenues		26,874	26,762	22,744
Segment expenses		(21,111)	(20,634)	(17,944)
OPERATING PROFIT		5,763	6,128	4,800
Capital expenditures		(7,907)	(6,321)	(7,120)
Depreciation and amortization		(3,262)	(3,146)	(2,382)
Provision recognised in current period		(121)	(71)	(127)
Others
Segment results
External revenues		197	130	126
Total revenues		631	428	509
Others | Operating Segments
Segment results
External revenues		197	130	126
Inter-segment revenue		1,289	886	602
Total revenues		1,486	1,016	728
Segment expenses		(1,546)	(1,073)	(1,049)
OPERATING PROFIT		(60)	(57)	(321)
Capital expenditures		(21)	(18)	(11)
Depreciation and amortization		(21)	(21)	(22)
Provision recognised in current period		Rp (13)	Rp (5)	Rp (2)